Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of June 30, 2025 and December 31, 2024 is as follows:

	Outstanding Principal as of June 30, 2025	Outstanding Principal as of December 31, 2024	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement *	$198,577	$198,577	5%	April 2022
The Second September 2022 Loan Agreement *	406,125	408,625	-	December 2023
The April 20 2023 Loan Agreement	41,213	41,213	18	December 2025
The April 5, 2024 Loan Agreement *	56,250	56,250	15	March 2025
The May 3, 2024 Loan Agreement *	38,989	48,489	-	May 2025
The May 31, 2024 Loan Agreement *	55,500	57,000	15	May 2025
The August 20, 2024 Loan Agreement	–	14,645	-	February 2025
The October 18, 2024 Loan Agreement	–	21,586	-	April 2026
The December 30, 2024 Loan Agreement	90,763	117,615	20	February 2026
The February 4, 2025 Loan Agreement	52,750	–	-	December 2025
The February 27, 2025 Loan Agreement	361,143	–	-	February 2026
The June 1, 2025 Loan Agreement	38,198	–	-	December 2026
The First June 4, 2025 Loan Agreement	12,500	–	-	July 2025
The Second June 4, 2025 Loan Agreement	12,500	–	-	July 2025
The June 13, 2020 Loan Agreement	60,090	–	3.75	June 2050
The June 13, 2025 Loan Agreement	100,000	–	-	February 2026
	1,524,598	964,000
Less: Debt Discount	(4,519)	(16,001)
Total Debt	1,520,079	947,999
Less: Current Debt	(1,486,400)	(926,413)
Total Long Term Debt	$33,679	$21,586

*	Note was in default as of June 30, 2025

Notes payable as of December 31, 2024 and December 31, 2023 is as follows:

	Outstanding Principal as of December 31, 2024	Outstanding Principal as of December 31, 2023	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement *	$198,577	$198,577	5%	April 2022
The Second September 2022 Loan Agreement *	408,625	453,625	-	December 2023
The Third September 2022 Loan Agreement	–	2,964	-	October 2023
The April 20 2023 Loan Agreement	41,213	41,213	18	April 2023
The June 30 2023 Loan Agreement	–	2,500	-	September 2023
The July 11 2023 Loan Agreement	–	276,429	10	July 2024
The July 31 2023 Loan Agreement	–	253,409	12	April 2024
The August 2023 Loan Agreement	–	38,997	-	February 2025
The September 27 2023 Loan Agreement	–	34,500	15	June 2024
The September 28 2023 Loan Agreement	–	112,274	15	June 2024
The April 5, 2024 Loan Agreement	56,250	–	15	February 2025
The May 3, 2024 Loan Agreement	48,489	–	-	May 2025
The May 31, 2024 Loan Agreement	57,000	–	15	May 2025
The August 20, 2024 Loan Agreement	14,645	–	-	February 2025
The October 18, 2024 Loan Agreement	21,586	–	-	April 2026
The December 30, 2024 Loan Agreement	117,615	–	20	March 2025
	964,000	1,414,488
Less: Debt Discount	(16,000)	(257,361)
Total Debt	948,000	1,157,127
Less: Current Debt	(926,414)	(1,127,101)
Total Long Term Debt	$21,586	$30,026

*	Note was in default as of December 31, 2024